Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended		2 Months Ended		3 Months Ended										9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Oct. 27, 2014	Oct. 29, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 22, 2014	Jan. 06, 2014	Dec. 07, 2013	Aug. 01, 2012	Feb. 15, 2011	May 30, 2014	May 31, 2014
Business Acquisition [Line Items]
Stockholders' equity, other shares																	50,000
Percentage for reconveyance owns outstading shares																	50.00%
Revenues, Total			$ 2,336,522	$ 1,662,951	$ 7,642,474	$ 2,839,462	$ 2,834,161	$ 2,605,231	$ 2,593,046	$ 2,446,566	$ 2,529,683	$ 1,965,153	$ 1,649,451	$ 1,631,844	$ 23,402,254	$ 7,970,276	$ 10,484,305	$ 7,776,131
Fair Value Assumptions, Exercise Price								$ 4.70	$ 0.04	$ 4.10
Fair Value Assumptions, Expected Term		60 months						6 years	3 years	4 years 7 months 2 days
Fair Value Assumptions, Expected Volatility Rate								67.20%	29.70%	26.00%
Fair Value Assumptions, Risk Free Interest Rate								1.40%	0.60%	0.50%
Allocated Share-based Compensation Expense, Total			60,187	45,286	156,552		(22,204)								1,132,210	2,098,808	2,157,857	2,061,728
General and Administrative Expense, Total			826,870	531,120	2,889,598		1,603,625								8,350,837	4,569,020	5,286,610	3,517,536
Capital	613,889
Cash Received Monthly	15,000
Description for Purchase Agreement Interest	51% of the membership interests
Amortization of Purchased Intangible Assets					110,000		1,000								241,000	1,000	5,973	0
Business Acquisition Consulting Term	6 years
Common Stock [Member]
Business Acquisition [Line Items]
Stockholders' equity, other shares																		(50,000)
Best Choice Hospice Care Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	900,000
Royalty Rate	1.00%
General and Administrative Expense, Total					110,000										110,000
Business Acquisition Working Capital	145,000
Business Acquisition Contingent Payment	400,000
Business Acquisition Installments Payment	100,000
Discount Rate For Medicare License	15.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	230,862
Holistic Care Home Health Agency Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	300,000
Royalty Rate	1.00%
General and Administrative Expense, Total					16,000										16,000
Business Acquisition Working Capital	50,000
Business Acquisition Contingent Payment	150,000
Business Acquisition Installments Payment	75,000
Discount Rate For Medicare License	15.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	43,286
SCHC
Business Acquisition [Line Items]
Business Acquisition, Share Price																			$ 5.40
Business Combination, Consideration Transferred															2,560,391
Payments to Acquire Businesses, Gross															2,428,391
Business Combination, Consideration Transferred, Liabilities Incurred															132,000
Acquisiton Of Common Stock And Warrants Description																			The purchase price for the shares was (i) $2,000,000 in cash, (ii) $428,391 to pay off and discharge certain indebtedness of SCHC (iii) warrants to purchase up to 100,000 shares of the Companys common stock at an exercise price of $10.00 per share and (iv) a contingent amount of up to $1,000,000 payable, if at all, in cash.
Fair Value Assumptions, Exercise Price																			$ 10.00
Fair Value Assumptions, Expected Term																			4 years
Fair Value Assumptions, Expected Volatility Rate																			54.00%
Fair Value Assumptions, Risk Free Interest Rate																			1.35%
Business Combination, Contingent Consideration, Liability																			1,000,000
Allocated Share-based Compensation Expense, Total																			827,000
Royalty Rate																			1.00%
Finite-Lived Intangible Asset, Useful Life															5 years
General and Administrative Expense, Total					0										124,000
Whittier [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						7,500											7,500
Business Acquisition Promissory Note Monthly Installments																	15,000
Business Acquisition Fair Value Of Note Interest Rate																	5.45%
Amortization of Purchased Intangible Assets																	5,715
Fletcher [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						5,300											5,300
Business Acquisition Promissory Note Monthly Installments																	15,000
Business Acquisition Fair Value Of Note Interest Rate																	5.30%
Business Combination, Consideration Transferred																				148,400
Payments to Acquire Businesses, Gross																				75,000
Business Combination, Consideration Transferred, Liabilities Incurred																				73,400
Eagle Rock [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						5,900											5,900
Business Acquisition Promissory Note Monthly Installments																	10,000
Business Acquisition Fair Value Of Note Interest Rate																	5.46%
Business Combination, Consideration Transferred																					156,500
Payments to Acquire Businesses, Gross																					75,000
Business Combination, Consideration Transferred, Liabilities Incurred																					81,500
Verdugo Medical Management Inc [Member]
Business Acquisition [Line Items]
Business acquisition share acquired																						120,000
Business Acquisition, Share Price																						$ 0.01
Number of shares company has right to repurchase upon termination of contract, price per share																						$ 0.01
Business combination, step acquisition, equity interest in acquiree, fair value																						480,000
Business acquisition, cost of acquired entity, purchase price																						1,200
Verdugo Medical Management Inc [Member] | If Agreement Is Terminated Within Twelve Months [Member]
Business Acquisition [Line Items]
Number of shares company has right to repurchase upon termination of contract																						80,000
Verdugo Medical Management Inc [Member] | If Agreement Is Terminated Within 24 Months [Member]
Business Acquisition [Line Items]
Number of shares company has right to repurchase upon termination of contract																						40,000
Aligned Healthcare Group [Member]
Business Acquisition [Line Items]
Business acquisition, shares issued																							100,000
AKM Medical Group, Inc
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																								280,000	516,236
Payments to Acquire Businesses, Gross															376,000									140,000	140,000
Business Combination, Consideration Transferred, Liabilities Incurred																								136,822	376,236
Revenues, Total															4,254,938
Other Income															(493,594)
Costs and Expenses, Related Party					0										37,000
Business Acquisitions Target Amount					461,104										461,104
HCHHA
Business Acquisition [Line Items]
Business Combination, Consideration Transferred															321,314
Payments to Acquire Businesses, Gross															300,000
Business Combination, Consideration Transferred, Liabilities Incurred															43,286
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method															The value of the 3% equity interest in APS was determined by aggregating the fair value of BCHC and HCHHA which are the only assets in APS and applying the 3% ownership interest in APS to the aggregated amount..
BCHC
Business Acquisition [Line Items]
Business Combination, Consideration Transferred															1,121,568
Payments to Acquire Businesses, Gross															900,000
Business Combination, Consideration Transferred, Liabilities Incurred															$ 230,862
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method															The value of the 16% equity interest in APS was determined by aggregating the fair value of BCHC and HCHHA which are the only assets in APS and applying the 16% ownership interest in APS to the aggregated amount..